UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04098

Name of Registrant: Vanguard Chester Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Item 1: Schedule of Investments

PRIMECAP Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (95.4%)
Consumer Discretionary (8.3%)
* DIRECTV	8,553,962	527,095
L Brands Inc.	9,455,752	465,696
Walt Disney Co.	5,575,000	352,061
TJX Cos. Inc.	6,875,000	344,162
^ Sony Corp. ADR	10,050,000	212,960
Whirlpool Corp.	1,835,800	209,942
Carnival Corp.	5,793,200	198,649
Mattel Inc.	4,000,000	181,240
* Bed Bath & Beyond Inc.	2,300,975	163,139
Time Warner Cable Inc.	293,304	32,991
Lowe's Cos. Inc.	750,000	30,675
Ross Stores Inc.	368,800	23,902
* Amazon.com Inc.	76,000	21,104
VF Corp.	99,350	19,181
Macy's Inc.	358,800	17,222
Las Vegas Sands Corp.	300,000	15,879
Target Corp.	120,000	8,263
		2,824,161
Consumer Staples (0.6%)
Costco Wholesale Corp.	1,415,000	156,456
Kellogg Co.	700,000	44,961
PepsiCo Inc.	145,000	11,860
		213,277
Energy (3.9%)
Noble Energy Inc.	7,920,176	475,527
EOG Resources Inc.	2,170,000	285,746
Schlumberger Ltd.	3,512,200	251,684
Transocean Ltd.	1,690,000	81,036
Exxon Mobil Corp.	615,000	55,565
Encana Corp.	2,660,000	45,060
* Cameron International Corp.	675,000	41,283
* Southwestern Energy Co.	892,000	32,585
National Oilwell Varco Inc.	310,000	21,359
Noble Corp.	240,000	9,019
Petroleo Brasileiro SA ADR Type A	600,000	8,796
Petroleo Brasileiro SA ADR	400,000	5,368
Cenovus Energy Inc.	150,000	4,278
Cabot Oil & Gas Corp.	22,000	1,562
Range Resources Corp.	12,500	967
		1,319,835
Financials (5.2%)
Charles Schwab Corp.	29,553,900	627,429
Marsh & McLennan Cos. Inc.	15,482,000	618,041
* Berkshire Hathaway Inc. Class B	2,000,000	223,840
Chubb Corp.	2,500,000	211,625
American Express Co.	457,100	34,173
CME Group Inc.	235,000	17,855
Wells Fargo & Co.	280,000	11,556

Weyerhaeuser Co.	300,000	8,547
		1,753,066
Health Care (31.4%)
* Biogen Idec Inc.	10,495,654	2,258,665
Amgen Inc.	18,595,167	1,834,599
Roche Holding AG	5,891,900	1,462,354
Eli Lilly & Co.	25,522,100	1,253,646
Novartis AG ADR	14,529,969	1,027,414
Medtronic Inc.	16,323,952	840,194
Johnson & Johnson	6,864,800	589,412
* Life Technologies Corp.	6,939,300	513,578
* Boston Scientific Corp.	28,342,560	262,735
GlaxoSmithKline plc ADR	5,121,200	255,906
Abbott Laboratories	5,082,900	177,292
AbbVie Inc.	2,449,800	101,275
Sanofi ADR	1,205,000	62,069
Stryker Corp.	259,000	16,752
Zimmer Holdings Inc.	197,000	14,763
		10,670,654
Industrials (13.0%)
FedEx Corp.	12,003,012	1,183,257
Honeywell International Inc.	7,809,300	619,590
Southwest Airlines Co.	34,559,300	445,469
C.H. Robinson Worldwide Inc.	5,335,080	300,418
Union Pacific Corp.	1,836,200	283,289
United Parcel Service Inc. Class B	3,216,070	278,126
Caterpillar Inc.	3,089,775	254,876
European Aeronautic Defence and Space Co. NV	4,233,700	226,508
Boeing Co.	1,775,760	181,909
* Alaska Air Group Inc.	3,090,200	160,690
Deere & Co.	1,961,500	159,372
PACCAR Inc.	1,221,000	65,519
* Delta Air Lines Inc.	3,058,000	57,215
^ Canadian Pacific Railway Ltd.	447,800	54,354
Expeditors International of Washington Inc.	1,006,700	38,265
Donaldson Co. Inc.	980,000	34,947
Rockwell Automation Inc.	236,900	19,696
* United Continental Holdings Inc.	570,000	17,835
Pall Corp.	205,000	13,618
CSX Corp.	490,000	11,363
Granite Construction Inc.	290,000	8,630
Pentair Ltd.	80,000	4,615
Norfolk Southern Corp.	46,100	3,349
Safran SA	42,000	2,193
Cummins Inc.	12,150	1,318
Republic Services Inc. Class A	17,000	577
		4,426,998
Information Technology (29.9%)
* Google Inc. Class A	1,662,643	1,463,741
Microsoft Corp.	38,329,600	1,323,521
Texas Instruments Inc.	33,888,200	1,181,682
* Adobe Systems Inc.	23,310,070	1,062,007
Intuit Inc.	11,520,900	703,121
QUALCOMM Inc.	9,559,350	583,885
Oracle Corp.	18,008,633	553,225
Intel Corp.	12,400,000	300,328

	Visa Inc. Class A		1,603,570	293,052
*	Micron Technology Inc.		20,120,000	288,320
	EMC Corp.		11,442,800	270,279
	Hewlett-Packard Co.		10,440,000	258,912
	Symantec Corp.		9,553,500	214,667
	Accenture plc Class A		2,886,100	207,684
	KLA-Tencor Corp.		3,562,700	198,549
	Telefonaktiebolaget LM Ericsson ADR		16,808,914	189,605
1	Plantronics Inc.		3,701,500	162,570
	NVIDIA Corp.		10,180,000	142,825
*,^	Research In Motion Ltd.		10,438,600	109,292
	Motorola Solutions Inc.		1,859,000	107,320
*	NetApp Inc.		2,600,000	98,228
	Corning Inc.		5,243,200	74,611
	Analog Devices Inc.		1,222,000	55,063
	Activision Blizzard Inc.		3,720,000	53,047
	ASML Holding NV		479,175	37,903
	International Business Machines Corp.		180,000	34,400
	Apple Inc.		78,000	30,894
*	SanDisk Corp.		500,000	30,550
*	Entegris Inc.		2,583,472	24,259
	Mastercard Inc. Class A		41,250	23,698
	Applied Materials Inc.		1,220,000	18,190
	Cisco Systems Inc.		730,000	17,746
*	Rambus Inc.		2,000,000	17,180
	Altera Corp.		440,000	14,516
*	Salesforce.com Inc.		154,000	5,880
*	F5 Networks Inc.		64,250	4,420
	Dell Inc.		200,000	2,670
*	Yahoo! Inc.		20,000	502
				10,158,342
Materials (3.0%)
	Monsanto Co.		6,107,460	603,417
	Potash Corp. of Saskatchewan Inc.		8,553,948	326,162
	Praxair Inc.		625,000	71,975
	EI du Pont de Nemours & Co.		135,000	7,088
	Celanese Corp. Class A		60,000	2,688
				1,011,330
Utilities (0.1%)
	NextEra Energy Inc.		229,440	18,695
	Public Service Enterprise Group Inc.		381,000	12,443
	AES Corp.		999,999	11,990
				43,128
Total Common Stocks (Cost $17,134,599)				32,420,791
		Coupon
Temporary Cash Investment (5.3%)
Money Market Fund (5.3%)
[2,3] Vanguard Market Liquidity Fund (Cost
	$1,796,095)	0.127%	1,796,094,760	1,796,095
Total Investments (100.7%) (Cost $18,930,694)				34,216,886
Other Assets and Liabilities-Net (-0.7%)[3]				(222,285)
Net Assets (100%)				33,994,601

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $148,060,000.

1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $172,147,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	30,729,737	1,691,054	—
Temporary Cash Investments	1,796,095	—	—
Total	32,525,832	1,691,054	—

PRIMECAP Fund

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2012		from		June 30, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Biogen Idec Inc.	1,790,029	—	267,739	—	NA1
Plantronics Inc.	130,774	—	—	1,110	162,570
	1,920,803			1,110	162,570

1 Not applicable — At June 30, 2013, the security was still held, but the issuer was no longer an affiliated company of the fund.

E. At June 30, 2013, the cost of investment securities for tax purposes was $18,930,694,000. Net unrealized appreciation of investment securities for tax purposes was $15,286,192,000, consisting of unrealized gains of $16,060,596,000 on securities that had risen in value since their purchase and $774,404,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2015 Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (37.7%)
Vanguard Total Stock Market Index Fund Investor Shares	182,409,793	7,349,291

International Stock Fund (15.6%)
Vanguard Total International Stock Index Fund Investor Shares	206,974,743	3,038,389

U.S. Bond Funds (37.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	595,829,024	6,309,830
Vanguard Short-Term Inflation Protected Securities Index Fund Investor Shares	39,027,238	960,460
		7,270,290
International Bond Fund (9.3%)
Vanguard Total International Bond Index Fund Investor Shares	183,966,939	1,813,914

Total Investment Companies (Cost $17,065,064)		19,471,884
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.127% (Cost $4,842)	4,842,455	4,842

Total Investments (100.0%) (Cost $17,069,906)		19,476,726
Other Assets and Liabilities-Net (0.0%)		7,035
Net Assets (100%)		19,483,761

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2013, the cost of investment securities for tax purposes was $17,069,906,000. Net unrealized appreciation of investment securities for tax purposes was $2,406,820,000, consisting of unrealized gains of $2,532,347,000 on securities that had risen in value since their purchase and $125,527,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2025 Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (49.3%)
Vanguard Total Stock Market Index Fund Investor Shares	305,542,435	12,310,305

International Stock Fund (20.7%)
Vanguard Total International Stock Index Fund Investor Shares	351,154,197	5,154,943

U.S. Bond Fund (24.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	567,392,901	6,008,691

International Bond Fund (5.9%)
Vanguard Total International Bond Index Fund Investor Shares	148,574,216	1,464,942
Total Investment Companies (Cost $21,466,152)		24,938,881
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.127% (Cost $9,690)	9,689,737	9,690
Total Investments (100.0%) (Cost $21,475,842)		24,948,571
Other Assets and Liabilities-Net (0.0%)		5,947
Net Assets (100%)		24,954,518

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2013, the cost of investment securities for tax purposes was $21,475,842,000. Net unrealized appreciation of investment securities for tax purposes was $3,472,729,000, consisting of unrealized gains of $3,637,726,000 on securities that had risen in value since their purchase and $164,997,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2035 Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (59.8%)
Vanguard Total Stock Market Index Fund Investor Shares	269,165,698	10,844,686

International Stock Fund (25.2%)
Vanguard Total International Stock Index Fund Investor Shares	311,308,805	4,570,013

U.S. Bond Fund (11.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	204,616,616	2,166,890

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	54,809,753	540,424

Total Investment Companies (Cost $15,248,519)		18,122,013
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.127% (Cost $4,522)	4,521,935	4,522

Total Investments (99.9%) (Cost $15,253,041)		18,126,535
Other Assets and Liabilities-Net (0.1%)		16,414
Net Assets (100%)		18,142,949

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2013, the cost of investment securities for tax purposes was $15,253,041,000. Net unrealized appreciation of investment securities for tax purposes was $2,873,494,000, consisting of unrealized gains of $3,007,086,000 on securities that had risen in value since their purchase and $133,592,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2045 Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (62.9%)
Vanguard Total Stock Market Index Fund Investor Shares	166,173,638	6,695,136

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	195,563,916	2,870,878

U.S. Bond Fund (8.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	80,685,293	854,457

International Bond Fund (2.0%)
Vanguard Total International Bond Index Fund Investor Shares	21,656,932	213,538

Total Investment Companies (Cost $8,935,143)		10,634,009
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.127% (Cost $4,047)	4,046,985	4,047

Total Investments (99.9%) (Cost $8,939,190)		10,638,056
Other Assets and Liabilities-Net (0.1%)		8,759
Net Assets (100%)		10,646,815

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2013, the cost of investment securities for tax purposes was $8,939,190,000. Net unrealized appreciation of investment securities for tax purposes was $1,698,866,000, consisting of unrealized gains of $1,778,702,000 on securities that had risen in value since their purchase and $79,836,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement Income Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (21.2%)
Vanguard Total Stock Market Index Fund Investor Shares	53,517,902	2,156,236

International Stock Fund (8.8%)
Vanguard Total International Stock Index Fund Investor Shares	60,791,628	892,421

U.S. Bond Funds (56.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	376,847,847	3,990,819
Vanguard Short-Term Inflation Protected Securities Index Fund Investor Shares	69,398,638	1,707,900
		5,698,719
International Bond Fund (14.0%)
Vanguard Total International Bond Index Fund Investor Shares	144,323,290	1,423,028

Total Investment Companies (Cost $9,458,006)		10,170,404
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.127% (Cost $1,265)	1,265,243	1,265

Total Investments (100.1%) (Cost $9,459,271)		10,171,669
Other Assets and Liabilities-Net (-0.1%)		(13,058)
Net Assets (100%)		10,158,611

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2013, the cost of investment securities for tax purposes was $9,459,271,000. Net unrealized appreciation of investment securities for tax purposes was $712,398,000, consisting of unrealized gains of $778,007,000 on securities that had risen in value since their purchase and $65,609,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2010 Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (28.8%)
Vanguard Total Stock Market Index Fund Investor Shares	47,992,924	1,933,635

International Stock Fund (11.8%)
Vanguard Total International Stock Index Fund Investor Shares	53,947,582	791,951

U.S. Bond Funds (47.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	225,621,481	2,389,331
Vanguard Short-Term Inflation Protected Securities Index Fund Investor Shares	32,651,350	803,550
		3,192,881
International Bond Fund (11.9%)
Vanguard Total International Bond Index Fund Investor Shares	80,981,754	798,480

Total Investment Companies (Cost $6,129,750)		6,716,947
Other Assets and Liabilities-Net (0.0%)		(1,388)
Net Assets (100%)		6,715,559

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

At June 30, 2013, the cost of investment securities for tax purposes was $6,129,750,000. Net unrealized appreciation of investment securities for tax purposes was $587,197,000, consisting of unrealized gains of $629,928,000 on securities that had risen in value since their purchase and $42,731,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2020 Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (44.0%)
Vanguard Total Stock Market Index Fund Investor Shares	227,980,451	9,185,332

International Stock Fund (18.4%)
Vanguard Total International Stock Index Fund Investor Shares	261,461,950	3,838,261

U.S. Bond Fund (30.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	592,283,331	6,272,281

International Bond Fund (7.4%)
Vanguard Total International Bond Index Fund Investor Shares	156,273,724	1,540,859

Total Investment Companies (Cost $18,476,701)		20,836,733
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.127% (Cost $12,287)	12,286,921	12,287

Total Investments (100.0%) (Cost $18,488,988)		20,849,020
Other Assets and Liabilities-Net (0.0%)		4,241
Net Assets (100%)		20,853,261

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2013, the cost of investment securities for tax purposes was $18,488,988,000. Net unrealized appreciation of investment securities for tax purposes was $2,360,032,000, consisting of unrealized gains of $2,469,412,000 on securities that had risen in value since their purchase and $109,380,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2030 Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (54.5%)
Vanguard Total Stock Market Index Fund Investor Shares	229,139,557	9,232,033

International Stock Fund (23.0%)
Vanguard Total International Stock Index Fund Investor Shares	265,562,897	3,898,463

U.S. Bond Fund (17.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	286,387,139	3,032,840

International Bond Fund (4.5%)
Vanguard Total International Bond Index Fund Investor Shares	76,169,971	751,036
Total Investment Companies (Cost $14,621,991)		16,914,372
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.127% (Cost $5,244)	5,244,347	5,244
Total Investments (99.9%) (Cost $14,627,235)		16,919,616
Other Assets and Liabilities-Net (0.1%)		21,566
Net Assets (100%)		16,941,182

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2013, the cost of investment securities for tax purposes was $14,627,235,000. Net unrealized appreciation of investment securities for tax purposes was $2,292,381,000, consisting of unrealized gains of $2,382,549,000 on securities that had risen in value since their purchase and $90,168,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2040 Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (63.1%)
Vanguard Total Stock Market Index Fund Investor Shares	173,789,973	7,001,998

International Stock Fund (26.7%)
Vanguard Total International Stock Index Fund Investor Shares	201,856,204	2,963,249

U.S. Bond Fund (8.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	84,024,109	889,815

International Bond Fund (2.0%)
Vanguard Total International Bond Index Fund Investor Shares	22,573,563	222,575

Total Investment Companies (Cost $9,410,310)		11,077,637
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.127% (Cost $6,329)	6,329,000	6,329

Total Investments (99.9%) (Cost $9,416,639)		11,083,966
Other Assets and Liabilities-Net (0.1%)		10,602
Net Assets (100%)		11,094,568

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2013, the cost of investment securities for tax purposes was $9,416,639,000. Net unrealized appreciation of investment securities for tax purposes was $1,667,327,000, consisting of unrealized gains of $1,726,041,000 on securities that had risen in value since their purchase and $58,714,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2050 Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (62.8%)
Vanguard Total Stock Market Index Fund Investor Shares	76,356,154	3,076,389

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	89,947,487	1,320,429

U.S. Bond Fund (8.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	37,097,843	392,866

International Bond Fund (2.0%)
Vanguard Total International Bond Index Fund Investor Shares	9,945,558	98,063

Total Investment Companies (Cost $4,164,569)		4,887,747
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.127% (Cost $313)	312,527	313

Total Investments (99.8%) (Cost $4,164,882)		4,888,060
Other Assets and Liabilities-Net (0.2%)		9,825
Net Assets (100%)		4,897,885

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2013, the cost of investment securities for tax purposes was $4,164,882,000. Net unrealized appreciation of investment securities for tax purposes was $723,178,000, consisting of unrealized gains of $746,937,000 on securities that had risen in value since their purchase and $23,759,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2055 Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Investment Companies (99.6%)
U.S. Stock Fund (62.6%)
Vanguard Total Stock Market Index Fund Investor Shares	12,075,159	486,508

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	14,269,991	209,483

U.S. Bond Fund (8.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	5,896,600	62,445

International Bond Fund (2.0%)
Vanguard Total International Bond Index Fund Investor Shares	1,548,043	15,264

Total Investment Companies (Cost $712,542)		773,700
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.127% (Cost $277)	276,905	277

Total Investments (99.6%) (Cost $712,819)		773,977
Other Assets and Liabilities-Net (0.4%)		2,777
Net Assets (100%)		776,754

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2013, the cost of investment securities for tax purposes was $712,819,000. Net unrealized appreciation of investment securities for tax purposes was $61,158,000, consisting of unrealized gains of $64,459,000 on securities that had risen in value since their purchase and $3,301,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2060 Fund

Schedule of Investments
As of June 30, 2013

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (62.8%)
Vanguard Total Stock Market Index Fund Investor Shares	2,590,076	104,354

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	3,059,067	44,907

U.S. Bond Fund (8.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	1,279,280	13,548

International Bond Fund (1.9%)
Vanguard Total International Bond Index Fund Investor Shares	315,729	3,113

Total Investment Companies (Cost $160,184)		165,922
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.127% (Cost $153)	152,809	153

Total Investments (100.0%) (Cost $160,337)		166,075
Other Assets and Liabilities-Net (0.0%)		44
Net Assets (100%)		166,119

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At June 30, 2013, the cost of investment securities for tax purposes was $160,337,000. Net unrealized appreciation of investment securities for tax purposes was $5,738,000, consisting of unrealized gains of $7,204,000 on securities that had risen in value since their purchase and $1,466,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

VANGUARD CHESTER FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 20, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444,
Incorporated by Reference.